Note 16 - Income Taxes - Tax Effect of Temporary Differences (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Loss carry forwards	$ 6,307,000	$ 5,832,000
Deferred tax assets not recognized	(6,306,000)	(5,004,000)
Deferred tax assets recognized	1,000	828,000
Intangibles		(832,000)
Property and equipment	(1,000)	(4,000)
Net deferred tax assets
Unused tax losses [member]
Deferred tax assets:
Loss carry forwards	$ 6,307,000	$ 5,832,000